Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 2,189	$ 6,883	$ 1,471
Accounts receivable
Oil, natural gas and natural gas liquid sales	52,506	55,564	74,527
Affiliates	5,175	9,669	4,695
Joint interest owners and other, net	148,051	133,387	320
Prepaid drilling advances	23,132	28,977	0
Derivative contracts	14,104	82,180	152
Prepaid expenses		2,644	651
Other current assets	10,179	6,655
Other current assets		4,011	279
Total current assets	255,336	323,315	82,095
Noncurrent assets
Oil and natural gas properties, successful efforts method	2,801,145	2,628,333	1,876,951
Accumulated depreciation, depletion, amortization and impairment	(282,541)	(230,836)	(78,307)
Oil and natural gas properties, net	2,518,604	2,397,497	1,798,644
Derivative contracts	4,529	20,638	996
Other	12,967	7,659	3,857
Total assets	2,791,436	2,749,109	1,885,592
Current liabilities
Accounts payable	121,110	49,746	0
Accrued liabilities	131,403	176,494	10,245
Accounts payable and accrued liabilities - Affiliates		8,577	183,820
Revenue payable	95,104	97,963	0
Drilling advances	36,149	31,058	0
Derivative contracts	5,583	845	9,279
Other current liabilities	2,552	790
Asset retirement obligations	739	790	0
Total current liabilities	391,901	365,473	203,344
Noncurrent liabilities
Long-term debt	602,639	514,639	85,339
Deferred tax liabilities, net	333,966	356,862	0
Asset retirement obligations	16,967	16,058	10,769
Derivative contracts	241	141	1,371
Other	5,679	902
Total liabilities	1,351,393	1,254,075	300,823
Commitments and contingencies
Equity
common stock	153	153	0
Preferred stock	0	0	0
Additional paid-in capital	1,649,466	1,646,401	0
Accumulated deficit	(209,576)	(151,520)	0
Members' equity		0	1,584,769
Total equity	1,440,043	1,495,034	1,584,769
Total liabilities and equity	$ 2,791,436	$ 2,749,109	$ 1,885,592